Subsequent Events (Details) $ in Millions	3 Months Ended
	Sep. 30, 2021 USD ($)	Feb. 24, 2021 USD ($)
Forecast | PRAH Health Sciences, Inc
Subsequent Event [Line Items]
Total consideration	$ 12,000.0
Merger agreement cash per share issued	80
Merger agreement ratio of shares issued per share owned	0.4125
Forecast | PRAH Health Sciences, Inc | ICON plc And PRAH Health Sciences, Inc
Subsequent Event [Line Items]
Ownership percentage	66.00%
Forecast | PRAH Health Sciences, Inc | ICON plc And PRAH Health Sciences, Inc | PRAH Health Sciences, Inc
Subsequent Event [Line Items]
Non-controlling owners, ownership percentage	34.00%
Subsequent Event | Senior Secured Revolving Credit Facility | Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 300.0
Subsequent Event | Senior Secured Bridge Loan Facility | Secured Debt
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 6,060.0